Average Annual Total Returns - Class P - Guggenheim Long Short Equity Fund	Class P 1 Year	Class P 5 Years	Class P 10 Years	Class P Return After Taxes on Distributions 1 Year	Class P Return After Taxes on Distributions 5 Years	Class P Return After Taxes on Distributions 10 Years	Class P Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class P Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes) 1 Year	Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes) 5 Years	Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.55%	2.29%	2.92%	5.35%	2.07%	2.79%	3.29%	1.68%	2.24%	3.62%	3.57%	3.97%	18.40%	15.22%	13.88%